Subsequent Events (Details) (USD $)	6 Months Ended		0 Months Ended	1 Months Ended
	Jun. 30, 2013	Aug. 08, 2012	Aug. 07, 2013 Subsequent Event [Member]	Jul. 31, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend date declared	May 08, 2013		Aug. 07, 2013
Cash dividend payable, per share		$ 0.16	$ 0.10
Cash dividend payable		$ 2,770,000	$ 1,700,000
Dividend date to be paid	Jun. 13, 2013		Sep. 11, 2013
Corporate tax rate				26.50%
Potential one-time deferred tax expense				$ 60,000